Revenue - Additional Information (Details)	12 Months Ended
	Feb. 28, 2022	Feb. 28, 2021
Disclosure Of Revenue [Line Items]
Credit terms for platform service fees	120 days	90 days
License fees period	12 months
Credit terms for license fees	120 days	90 days
Bottom of range [member]
Disclosure Of Revenue [Line Items]
Credit terms for platform service fees	10 days
Contract liabilities term	12 months
Top of range [member]
Disclosure Of Revenue [Line Items]
Credit terms for platform service fees	120 days
Credit terms for license fees	5 months
Contract liabilities term	36 months